Restatement of Previously Issued Financial Statements - Additional Information (Detail) - USD ($)		1 Months Ended		3 Months Ended		4 Months Ended	6 Months Ended	7 Months Ended
	Aug. 17, 2020	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Fair value Adjustment of warrants	$ 43,100,000	$ 0	$ (0)	$ (8,428,000)	$ 574,660	$ 574,660	$ (34,383,990)	$ 22,411,660